CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities :
Net loss	$ (601)	$ (810)	$ (1,216)	$ (990)	$ (1,271)
Less: income from discontinued operations				250	580
Loss from continuing operations			(1,216)	(1,240)	(1,851)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities :
Stock-based compensation expense	2	6	24	5	28
(Increase) decrease in:
Other current assets	10	(25)	(24)	44	4
Increase (decrease) in :
Accounts payable					(30)
Accrued expenses	82	(81)	(135)	(139)	(1,233)
Net operating activities from discontinued operations				250	256
Net cash used in operating activities	(507)	(910)	(1,351)	(1,080)	(2,826)
Cash Flows from Investing Activities :
Net proceeds from sale of discontinued operations					10,142
Restricted cash				1,300
Net investing activities from discontinued operations					(569)
Net cash provided by investing activities	(9,981)			1,300	9,573
Cash Flows from Financing Activities :
Proceeds from employee stock purchase plan					9
Proceeds from employee restricted share purchase					4
Purchase of employee restricted shares for withholding taxes					(213)
Net financing activities from discontinued operations					(37)
Net cash used in financing activities	133				(237)
Effect of exchange rate changes on cash					(57)
Net increase (decrease) in cash and cash equivalents	(10,355)	(910)	(1,351)	220	6,453
Cash and Cash Equivalents, Beginning of Year	23,467	24,818	24,818	24,598	18,145
Cash and Cash Equivalents, End of Year	13,112	23,908	23,467	24,818	24,598
Supplemental Cash Flow Disclosure :
Noncash investing activity, restricted cash proceeds from sale of discontinued operations					1,300
Noncash investing activity, from discontinued operations					254
Cash paid for taxes, net of tax refunds	$ 20	$ 22	$ 27	$ 29	48
Cash paid for interest					$ 15